Accounts Payable and Other Current Liabilities (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Trade accounts payable	CAD 696	CAD 554
Interest payable	223	218
Customer and other deposits	204	287
Dividends payable	185	166
Employee compensation and benefits payable	184	178
Accrued taxes other than income taxes	178	168
Gas and fuel cost payable	146	175
Fair value of derivative instruments (Note 28)	71	28
MGP site remediation (Notes 8 (ix) and 16)	35	21
Defined benefit pension and OPEB liabilities (Note 24)	22	26
Other	109	149
Accounts payable and other current liabilities	CAD 2,053	CAD 1,970